Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent Series Fund, Inc.
Entity Central Index Key	0000790166
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000003823
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Aggressive Allocation Portfolio earned a return of 15.81%, underperforming the average return of its peer group, the Morningstar Aggressive Allocation category, which returned 16.93%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,011	10,786	11,196	10,265	10,450
12/17	13,380	13,372	13,640	10,628	13,291
12/18	12,516	12,113	13,042	10,629	11,404
12/19	15,688	15,335	17,149	11,556	13,857
12/20	18,377	17,828	20,304	12,423	15,333
12/21	22,089	21,133	26,132	12,232	16,533
12/22	18,130	17,252	21,399	10,641	13,887
12/23	21,630	21,082	27,025	11,229	16,056
12/24	25,108	24,769	33,786	11,369	16,945
12/25	29,077	30,302	39,827	12,199	22,432

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	15.81%	9.61%	11.26%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

AssetsNet	$ 2,465,165,419
Holdings Count | Holding	1,123
Advisory Fees Paid, Amount	$ 12,391,270
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,465,165,419	1,123	57%	$12,391,270

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	45.9%
Registered Investment Companies	36.5%
Short-Term InvestmentsFootnote Reference*	12.3%
Private Equity Funds	2.5%
Mortgage-Backed Securities	1.4%
U.S. Government & Agencies	1.4%
Other Assets & Liabilities	0.0%

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent International Equity Portfolio	8.1%
Thrivent Large Cap Value Portfolio	5.8%
Thrivent Mid Cap Stock Portfolio	5.2%
Thrivent Global Stock Portfolio	4.5%
Thrivent Small Cap Stock Portfolio	3.6%
Thrivent Core International Equity Fund	2.9%
NVIDIA Corporation	2.8%
Thrivent Core Emerging Markets Equity Fund	2.6%
Microsoft Corporation	2.4%
Apple, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003830
Shareholder Report [Line Items]
Fund Name	Thrivent All Cap Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, All Cap Portfolio earned a return of 18.05%, outperforming the average return of its peer group, the Morningstar Large Blend category, which returned 15.44%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P Composite 1500® Index
12/15	10,000	10,000	10,000
12/16	10,577	11,274	11,303
12/17	12,718	13,656	13,691
12/18	11,461	12,940	13,012
12/19	14,930	16,954	17,033
12/20	18,389	20,495	20,085
12/21	22,822	25,754	25,799
12/22	18,667	20,808	21,212
12/23	22,797	26,209	26,613
12/24	27,334	32,448	32,988
12/25	32,266	38,012	38,601

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	18.05%	11.90%	12.43%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

AssetsNet	$ 214,569,851
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 1,101,497
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$214,569,851	223	131%	$1,101,497

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	94.8%
Registered Investments Companies	4.5%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Information Technology	32.5%
Financials	12.9%
Health Care	11.8%
Communications Services	9.9%
Consumer Discretionary	8.7%
Industrials	6.4%
U.S. Unaffiliated Registered Investment Companies	4.5%
Consumer Staples	3.1%
Materials	2.7%
Energy	2.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	7.0%
Apple, Inc.	5.7%
Microsoft Corporation	5.5%
Roundhill Magnificent Seven ETF	4.5%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc.	2.1%
Broadcom, Inc.	2.1%
Berkshire Hathaway, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio adopted a quantitative investment approach. Consequently, Quantitative Investing Risk was added as a principal risk factor.

  Effective April 30, 2025, Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Sharon Wang, CFA, FRM were named as portfolio managers for the Portfolio, while Roger W. Norberg, John T. Groton, Jr., CFA, and Matthew D. Finn, CFA no longer serve in that role.

  Effective December 31, 2025, Portfolio Turnover Rate Risk was added as a principal risk factor for the Portfolio because its portfolio turnover rate was higher than 100% for the fiscal year.

C000003841
Shareholder Report [Line Items]
Fund Name	Thrivent Conservative Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Conservative Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Conservative Allocation Portfolio earned a return of 10.17%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category, which returned 9.29%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000	10,000
12/16	10,708	10,786	10,265	11,409	10,167	10,751
12/17	11,709	13,372	10,628	12,199	10,419	13,159
12/18	11,393	12,113	10,629	11,969	10,522	12,013
12/19	12,958	15,335	11,556	13,786	11,191	15,337
12/20	13,913	17,828	12,423	14,843	11,624	17,776
12/21	14,868	21,133	12,232	15,533	11,503	21,654
12/22	13,028	17,252	10,641	13,890	10,144	17,726
12/23	14,359	21,082	11,229	15,634	10,656	21,942
12/24	15,386	24,769	11,369	16,692	10,784	26,039
12/25	16,951	30,302	12,199	18,158	11,710	31,532

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	10.17%	4.03%	5.42%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns	21.09%	12.15%	12.17%

AssetsNet	$ 587,033,830
Holdings Count | Holding	1,986
Advisory Fees Paid, Amount	$ 2,364,059
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$587,033,830	1,986	48%	$2,364,059

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	65.4%
Common Stock	16.1%
Registered Investments Companies	9.6%
Short-Term Investments	7.6%
Preferred Stock	1.3%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	20.3%
Financials	10.6%
U.S. Affiliated Registered Investment Companies	8.7%
Collateralized Mortgage Obligations	7.6%
Information Technology	6.7%
Asset-Backed Securities	6.2%
U.S. Government & Agencies	6.1%
Consumer Discretionary	4.0%
Communications Services	3.5%
Consumer Staples	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.3%
U.S. Treasury Notes	2.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Thrivent Core International Equity Fund	1.5%
U.S. Treasury Notes	1.3%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
U.S. Treasury Bonds	0.8%
NVIDIA Corporation	0.8%
Microsoft Corporation	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent Diversified Income Plus Portfolio to Thrivent Conservative Allocation Portfolio to better reflect its investment strategies.

C000003839
Shareholder Report [Line Items]
Fund Name	Thrivent Dynamic Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Dynamic Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Dynamic Allocation Portfolio earned a return of 12.62%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 11.01%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000	10,000
12/16	10,706	10,786	10,265	11,409	10,167	10,751
12/17	11,956	13,372	10,628	12,199	10,419	13,159
12/18	11,374	12,113	10,629	11,969	10,522	12,013
12/19	13,320	15,335	11,556	13,786	11,191	15,337
12/20	14,534	17,828	12,423	14,843	11,624	17,776
12/21	16,342	21,133	12,232	15,533	11,503	21,654
12/22	14,092	17,252	10,641	13,890	10,144	17,726
12/23	15,849	21,082	11,229	15,634	10,656	21,942
12/24	17,204	24,769	11,369	16,692	10,784	26,039
12/25	19,376	30,302	12,199	18,158	11,710	31,532

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	12.62%	5.92%	6.84%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns	21.09%	12.15%	12.17%

AssetsNet	$ 381,928,409
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 2,121,196
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$381,928,409	2,001	62%	$2,121,196

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	46.3%
Common Stock	31.2%
Registered Investments Companies	13.8%
Short-Term Investments	7.9%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	14.2%
U.S. Affiliated Registered Investment Companies	13.5%
Information Technology	10.5%
Financials	10.0%
Collateralized Mortgage Obligations	6.1%
U.S. Government & Agencies	5.3%
Consumer Discretionary	4.7%
Asset-Backed Securities	4.6%
Communications Services	4.5%
Health Care	3.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	8.4%
Thrivent Core Emerging Markets Debt Fund	5.1%
NVIDIA Corporation	1.7%
Microsoft Corporation	1.6%
Apple, Inc.	1.2%
Amazon.com, Inc.	1.0%
U.S. Treasury Bonds	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%
U.S. Treasury Notes	0.8%
Alphabet, Inc., Class C	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent Balanced Income Plus Portfolio to Thrivent Dynamic Allocation Portfolio to better reflect its investment strategies.

C000062731
Shareholder Report [Line Items]
Fund Name	Thrivent Emerging Markets Equity Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Emerging Markets Equity Portfolio earned a return of 32.20%, underperforming the average return of its peer group, the Morningstar Diversified Emerging Mkts category, which returned 36.48%. The Portfolio’s broad-based benchmark, MSCI Emerging Markets Index - USD Net Returns, earned a return of 33.57% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI Emerging Markets Index - USD Net Returns
12/15	10,000	10,000
12/16	11,158	11,119
12/17	14,243	15,264
12/18	12,124	13,040
12/19	14,567	15,443
12/20	18,527	18,270
12/21	17,651	17,805
12/22	13,078	14,228
12/23	14,272	15,626
12/24	15,551	16,799
12/25	20,558	22,438

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	32.20%	2.10%	7.47%
MSCI Emerging Markets Index - USD Net Returns	33.57%	4.20%	8.42%

AssetsNet	$ 74,044,640
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 595,881
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$74,044,640	419	76%	$595,881

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Preferred Stock	1.7%
Short-Term Investments	1.2%

Country Weightings (% of Net Assets)

Taiwan	19.9%
India	16.1%
Cayman Islands	13.8%
South Korea	13.4%
China	12.6%
Brazil	4.3%
South Africa	2.9%
Thailand	2.8%
United Arab Emirates	2.4%
Saudi Arabia	2.0%
Other Countries	8.7%

Major Market Sectors (% of Net Assets)

Information Technology	27.4%
Financials	26.0%
Communications Services	9.8%
Materials	8.8%
Consumer Discretionary	8.4%
Energy	5.4%
Industrials	4.9%
Health Care	3.6%
Real Estate	1.8%
Utilities	1.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	11.6%
Tencent Holdings, Ltd.	5.1%
Samsung Electronics Company, Ltd.	4.0%
Alibaba Group Holding, Ltd.	2.6%
SK Hynix, Inc.	2.6%
Reliance Industries, Ltd.	1.3%
Hon Hai Precision Industry Company, Ltd.	1.2%
HDFC Bank, Ltd.	1.1%
Bharti Airtel, Ltd.	1.1%
CTBC Financial Holding Company, Ltd.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio revised its investment strategies to include the use of derivatives, such as futures contracts, to either hedge its exposure or gain exposure to certain investments. As a result, Derivatives Risk has been identified as a principal risk factor.

C000218692
Shareholder Report [Line Items]
Fund Name	Thrivent ESG Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, ESG Index Portfolio earned a return of 17.78%, outperforming the average return of its peer group, the Morningstar Large Blend category, which returned 15.44%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	MSCI KLD 400 Social Index
04/20	10,000	10,000	10,000
12/20	12,948	13,335	13,145
12/21	16,934	16,757	17,303
12/22	13,238	13,538	13,587
12/23	16,970	17,052	17,477
12/24	20,759	21,112	21,461
12/25	24,450	24,732	25,373

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	17.78%	13.56%	17.06%
Russell 3000® Index	17.15%	13.15%	17.29%
MSCI KLD 400 Social Index	18.23%	14.06%	17.59%

AssetsNet	$ 62,273,710
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 114,720
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$62,273,710	401	12%	$114,720

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	94.5%
Registered Investments Companies	4.6%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Information Technology	37.3%
Communications Services	11.6%
Financials	11.2%
Consumer Discretionary	8.6%
Industrials	7.7%
Health Care	7.4%
U.S. Unaffiliated Registered Investment Companies	4.6%
Consumer Staples	4.0%
Real Estate	2.4%
Materials	2.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	13.5%
Microsoft Corporation	10.2%
Alphabet, Inc., Class A	5.4%
iShares ESG MSCI KLD 400 ETF	4.6%
Alphabet, Inc., Class C	4.6%
Tesla, Inc.	3.8%
Visa, Inc.	1.8%
Mastercard, Inc.	1.5%
AbbVie, Inc.	1.2%
Advanced Micro Devices, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Other Funds Risk was removed as a principal risk factor for the Portfolio because less than 5% of the Portfolio’s net assets were invested in other registered investment companies at fiscal year end.

C000003836
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Global Stock Portfolio earned a return of 20.82%, outperforming the average return of its peer group, the Morningstar Global Large-Stock Blend category, which returned 19.47%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns
12/15	10,000	10,000
12/16	10,542	10,786
12/17	12,772	13,372
12/18	11,709	12,113
12/19	14,397	15,335
12/20	16,587	17,828
12/21	20,021	21,133
12/22	16,224	17,252
12/23	19,797	21,082
12/24	22,816	24,769
12/25	27,566	30,302

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	20.82%	10.69%	10.67%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%

AssetsNet	$ 1,908,025,328
Holdings Count | Holding	1,245
Advisory Fees Paid, Amount	$ 9,556,306
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,908,025,328	1,245	63%	$9,556,306

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	78.5%
Short-Term Investments	17.2%
Registered Investments Companies	4.3%

Major Market Sectors (% of Net Assets)

Information Technology	16.7%
Financials	16.1%
Industrials	10.7%
Health Care	8.0%
Consumer Discretionary	7.0%
Communications Services	6.8%
U.S. Affiliated Registered Investment Companies	3.5%
Consumer Staples	3.1%
Materials	3.0%
Energy	3.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	3.0%
NVIDIA Corporation	2.9%
Microsoft Corporation	2.8%
Amazon.com, Inc.	1.9%
Apple, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc.	1.4%
Broadcom, Inc.	1.0%
Alphabet, Inc., Class A	1.0%
Visa, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Other Funds Risk was removed as a principal risk factor for the Portfolio because less than 5% of the Portfolio’s net assets were invested in other registered investment companies at fiscal year end.

C000003843
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Government Bond Portfolio earned a return of 7.32%, outperforming the average return of its peer group, the Morningstar Intermediate Government category, which returned 6.66%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	Bloomberg U.S. Agency Index
12/15	10,000	10,000	10,000	10,000
12/16	10,149	10,265	10,104	10,139
12/17	10,450	10,628	10,337	10,348
12/18	10,469	10,629	10,426	10,487
12/19	11,082	11,556	11,141	11,104
12/20	11,883	12,423	12,032	11,713
12/21	11,702	12,232	11,753	11,559
12/22	10,489	10,641	10,288	10,649
12/23	10,949	11,229	10,705	11,195
12/24	11,077	11,369	10,767	11,549
12/25	11,888	12,199	11,447	12,254

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.32%	0.01%	1.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	1.36%
Bloomberg U.S. Agency Index	6.11%	0.91%	2.05%

AssetsNet	$ 159,806,244
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 564,102
InvestmentCompanyPortfolioTurnover	343.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$159,806,244	89	343%	$564,102

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

U.S. Government & Agencies	51.5%
Mortgage-Backed Securities	31.2%
Collateralized Mortgage Obligations	12.2%
Asset-Backed Securities	3.1%
Commercial Mortgage-Backed Securities	1.0%
Financials	0.0%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	90.9%
Short-Term Investments	9.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.3
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	25.3
AAA	0.0
U.S. Gov't Guaranteed	72.4

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	20.8%
U.S. Treasury Notes	10.4%
Government National Mortgage Association Conventional 30-Yr. Pass Through	10.0%
U.S. Treasury Notes	6.7%
U.S. Treasury Bonds	5.1%
U.S. Treasury Notes	3.7%
U.S. Treasury Notes	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000062736
Shareholder Report [Line Items]
Fund Name	Thrivent Healthcare Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Healthcare Portfolio earned a return of 13.07%, underperforming the average return of its peer group, the Morningstar Health category, which returned 19.29%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P Composite 1500® Health Care Index
12/15	10,000	10,000	10,000
12/16	8,399	11,274	9,795
12/17	10,030	13,656	11,996
12/18	10,864	12,940	12,800
12/19	13,673	16,954	15,471
12/20	16,243	20,495	17,721
12/21	18,317	25,754	22,124
12/22	17,302	20,808	21,392
12/23	18,018	26,209	21,802
12/24	18,009	32,448	22,415
12/25	20,363	38,012	25,487

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.07%	4.62%	7.37%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P Composite 1500® Health Care Index	13.71%	7.54%	9.81%

AssetsNet	$ 244,699,047
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,889,185
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$244,699,047	49	17%	$1,889,185

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.2%
Registered Investments Companies	0.8%

Major Market Sectors (% of Net Assets)

Pharmaceuticals	31.2%
Health Care Equipment	23.0%
Biotechnology	17.6%
Life Sciences Tools & Services	10.0%
Managed Health Care	7.4%
Health Care Facilities	3.3%
Health Care Distributors	3.1%
Health Care Services	2.7%
Health Care Supplies	0.9%
U.S. Unaffiliated Registered Investment Companies	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Eli Lilly & Company	14.4%
Johnson & Johnson	7.3%
AbbVie, Inc.	6.6%
UnitedHealth Group, Inc.	5.5%
Abbott Laboratories	4.8%
Merck & Company, Inc.	4.6%
Danaher Corporation	3.8%
Stryker Corporation	3.4%
Intuitive Surgical, Inc.	3.0%
Boston Scientific Corporation	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003840
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, High Yield Portfolio earned a return of 8.78%, outperforming the average return of its peer group, the Morningstar High Yield Bond category, which returned 8.24%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Bond Index
12/15	10,000	10,000	10,000
12/16	11,278	10,265	11,713
12/17	12,122	10,628	12,592
12/18	11,718	10,629	12,330
12/19	13,398	11,556	14,095
12/20	13,768	12,423	15,098
12/21	14,374	12,232	15,895
12/22	12,906	10,641	14,116
12/23	14,436	11,229	16,014
12/24	15,444	11,369	17,326
12/25	16,800	12,199	18,820

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	8.78%	4.06%	5.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Corporate High Yield Bond Index	8.62%	4.51%	6.53%

AssetsNet	$ 858,303,632
Holdings Count | Holding	651
Advisory Fees Paid, Amount	$ 3,330,662
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$858,303,632	651	39%	$3,330,662

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.8%
Financials	13.4%
Communications Services	12.7%
Consumer Non-Cyclical	12.6%
Energy	11.2%
Capital Goods	10.4%
Technology	7.4%
Basic Materials	5.6%
Utilities	3.9%
Transportation	2.0%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	95.1%
Short-Term Investments	2.4%
Bank Loans	2.3%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.3
D	0.0
C	0.0
CA	0.0
CAA	10.4
B	45.1
BA	41.5
BAA	2.7
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.6%
Caesars Entertainment, Inc.	0.6%
Tenet Healthcare Corporation	0.5%
Vistra Corporation	0.5%
Venture Global LNG, Inc.	0.4%
1261229 B.C., Ltd.	0.4%
TerraForm Power Operating, LLC	0.4%
AdaptHealth, LLC	0.4%
Cloud Software Group, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003842
Shareholder Report [Line Items]
Fund Name	Thrivent Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Income Portfolio earned a return of 7.93%, outperforming the average return of its peer group, the Morningstar Corporate Bond category, which returned 7.60%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index
12/15	10,000	10,000	10,000
12/16	10,609	10,265	10,611
12/17	11,277	10,628	11,292
12/18	11,014	10,629	11,009
12/19	12,511	11,556	12,609
12/20	13,976	12,423	13,856
12/21	13,911	12,232	13,712
12/22	11,707	10,641	11,551
12/23	12,796	11,229	12,535
12/24	13,199	11,369	12,801
12/25	14,245	12,199	13,796

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.93%	0.38%	3.60%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Corporate Bond Index	7.77%	-0.09%	3.27%

AssetsNet	$ 1,245,121,068
Holdings Count | Holding	584
Advisory Fees Paid, Amount	$ 5,071,174
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,245,121,068	584	63%	$5,071,174

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	35.1%
Consumer Non-Cyclical	9.4%
Utilities	8.9%
Technology	6.9%
Energy	6.4%
Communications Services	6.0%
Consumer Cyclical	5.5%
Capital Goods	5.4%
U.S. Government & Agencies	4.1%
Mortgage-Backed Securities	2.4%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	96.4%
Short-Term Investments	3.2%
Preferred Stock	0.4%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.5
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.3
BA	6.1
BAA	55.6
A	25.6
AA	3.1
AAA	1.1
U.S. Gov't Guaranteed	6.6

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.5%
U.S. Treasury Notes	1.0%
U.S. Treasury Bonds	0.8%
U.S. Treasury Notes	0.7%
Sprint Capital Corporation	0.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Bonds	0.5%
U.S. Treasury Bonds	0.4%
Bank of America Corporation	0.4%
Goldman Sachs Group, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000062728
Shareholder Report [Line Items]
Fund Name	Thrivent International Equity Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent International Equity Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, International Equity Portfolio earned a return of 30.87%, outperforming the average return of its peer group, the Morningstar Foreign Large Blend category, which returned 30.13%. The Portfolio’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 32.39% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000
12/16	10,335	10,450
12/17	12,799	13,291
12/18	10,829	11,404
12/19	13,047	13,857
12/20	13,567	15,333
12/21	15,529	16,533
12/22	12,680	13,887
12/23	14,975	16,056
12/24	15,617	16,945
12/25	20,438	22,432

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	30.87%	8.54%	7.41%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

AssetsNet	$ 1,768,213,031
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 10,286,442
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,768,213,031	1,121	77%	$10,286,442

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	91.4%
Short-Term Investments	8.4%
Preferred Stock	0.2%

Country Weightings (% of Net Assets)

Japan	19.0%
United Kingdom	11.7%
Germany	7.5%
France	7.1%
Switzerland	6.9%
Netherlands	5.9%
Australia	5.7%
Italy	4.0%
Spain	2.8%
Sweden	2.3%
Other Countries	18.5%

Major Market Sectors (% of Net Assets)

Financials	25.4%
Industrials	17.3%
Information Technology	10.2%
Health Care	8.6%
Consumer Discretionary	7.0%
Materials	5.9%
Communications Services	4.7%
Consumer Staples	4.3%
Energy	3.3%
Utilities	2.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Novartis AG	1.8%
ASML Holding NV	1.8%
Shell plc	1.6%
Allianz SE	1.6%
Roche Holding AG, Participation Certificates	1.5%
UniCredit SPA	1.4%
ABB, Ltd.	1.3%
Safran SA	1.3%
GSK plc	1.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent International Allocation Portfolio to Thrivent International Equity Portfolio to better reflect its investment strategies.

C000218693
Shareholder Report [Line Items]
Fund Name	Thrivent International Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$43	0.37%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, International Index Portfolio earned a return of 31.15%, outperforming the average return of its peer group, the Morningstar Foreign Large Blend category, which returned 30.13%. The Portfolio’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 32.39% over the same period. The Portfolio uses equity index futures to maintain market exposure and manage cash flows, which had a positive impact on performance for the year.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns	MSCI EAFE Index
04/20	10,000	10,000	10,000
12/20	12,912	13,420	13,123
12/21	14,315	14,470	14,601
12/22	12,230	12,154	12,491
12/23	14,403	14,052	14,769
12/24	14,882	14,830	15,333
12/25	19,518	19,633	20,121

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	31.15%	8.61%	12.50%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	12.56%
MSCI EAFE Index	31.22%	8.92%	13.02%

AssetsNet	$ 298,768,868
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 510,682
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$298,768,868	695	2%	$510,682

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.2%
Short-Term Investments	1.5%
Preferred Stock	0.3%

Country Weightings (% of Net Assets)

Japan	21.7%
United Kingdom	14.1%
Switzerland	9.5%
Germany	9.4%
France	9.4%
Netherlands	6.2%
Australia	6.2%
Spain	3.7%
Sweden	3.2%
Italy	2.8%
Other Countries	11.7%

Major Market Sectors (% of Net Assets)

Financials	24.8%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.2%
Consumer Staples	7.3%
Materials	5.4%
Communications Services	4.2%
Utilities	3.6%
Energy	3.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

ASML Holding NV	2.0%
Roche Holding AG, Participation Certificates	1.4%
AstraZeneca plc	1.4%
HSBC Holdings plc	1.3%
Novartis AG	1.2%
Nestle SA	1.2%
SAP SE	1.2%
Shell plc	1.0%
Siemens AG	1.0%
Toyota Motor Corporation	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003831
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Large Cap Growth Portfolio earned a return of 16.95%, outperforming the average return of its peer group, the Morningstar Large Growth category, which returned 15.42%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell 1000® Growth Index	S&P 500 Growth Index
12/15	10,000	10,000	10,000	10,000
12/16	9,852	11,274	10,708	10,689
12/17	12,702	13,656	13,943	13,622
12/18	13,021	12,940	13,732	13,621
12/19	17,305	16,954	18,729	17,861
12/20	24,804	20,495	25,938	23,840
12/21	30,502	25,754	33,096	31,471
12/22	20,243	20,808	23,453	22,217
12/23	29,771	26,209	33,462	28,889
12/24	38,886	32,448	44,623	39,311
12/25	45,476	38,012	52,906	48,029

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	16.95%	12.89%	16.35%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500 Growth Index	22.18%	15.04%	16.99%

AssetsNet	$ 3,258,422,680
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 12,236,974
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,258,422,680	38	40%	$12,236,974

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Major Market Sectors (% of Net Assets)

Information Technology	43.1%
Communications Services	16.4%
Consumer Discretionary	13.9%
Financials	9.8%
Health Care	6.4%
Industrials	5.1%
Consumer Staples	1.9%
Energy	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	12.4%
Microsoft Corporation	8.8%
Amazon.com, Inc.	8.1%
Apple, Inc.	7.3%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.4%
Alphabet, Inc., Class A	4.4%
Alphabet, Inc., Class C	4.3%
Visa, Inc.	4.0%
Tesla, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003837
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Large Cap Index Portfolio earned a return of 17.62%, outperforming the average return of its peer group, the Morningstar Large Blend category, which returned 15.44%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P 500® Index
12/15	10,000	10,000	10,000
12/16	11,168	11,274	11,196
12/17	13,565	13,656	13,640
12/18	12,940	12,940	13,042
12/19	16,971	16,954	17,149
12/20	20,047	20,495	20,304
12/21	25,743	25,754	26,132
12/22	21,032	20,808	21,399
12/23	26,502	26,209	27,025
12/24	33,057	32,448	33,786
12/25	38,882	38,012	39,827

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	17.62%	14.17%	14.54%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

AssetsNet	$ 2,247,536,874
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 3,810,641
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,247,536,874	506	3%	$3,810,641

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.6%
Short-Term Investments	1.4%

Major Market Sectors (% of Net Assets)

Information Technology	34.0%
Financials	13.2%
Communications Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	7.7%
Apple, Inc.	6.8%
Microsoft Corporation	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003835
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Large Cap Value Portfolio earned a return of 19.65%, outperforming the average return of its peer group, the Morningstar Large Value category, which returned 14.97%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell 1000® Value Index	S&P 500 Value Index
12/15	10,000	10,000	10,000	10,000
12/16	11,744	11,274	11,734	11,740
12/17	13,816	13,656	13,337	13,543
12/18	12,615	12,940	12,235	12,331
12/19	15,691	16,954	15,482	16,268
12/20	16,388	20,495	15,915	16,489
12/21	21,641	25,754	19,919	20,594
12/22	20,632	20,808	18,418	19,519
12/23	23,284	26,209	20,529	23,858
12/24	26,331	32,448	23,478	26,790
12/25	31,505	38,012	27,213	30,323

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	19.65%	13.96%	12.16%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 1000® Value Index	15.91%	11.33%	10.53%
S&P 500 Value Index	13.19%	12.96%	11.73%

AssetsNet	$ 3,370,485,194
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 18,036,952
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,370,485,194	85	25%	$18,036,952

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.5%
Short-Term Investments	1.5%

Major Market Sectors (% of Net Assets)

Financials	21.0%
Information Technology	13.8%
Health Care	12.9%
Industrials	12.9%
Energy	7.2%
Communications Services	6.8%
Utilities	6.1%
Consumer Discretionary	5.1%
Materials	5.0%
Consumer Staples	4.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.6%
Microsoft Corporation	3.0%
Bank of America Corporation	2.8%
Johnson & Johnson	2.5%
Exxon Mobil Corporation	2.5%
Samsung Electronics Company, Ltd.	2.4%
Capital One Financial Corporation	2.4%
Alphabet, Inc., Class C	2.3%
Merck & Company, Inc.	2.3%
JPMorgan Chase & Company	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended December 31, 2025.

C000218694
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Mid Cap Growth Portfolio earned a return of 2.50%, underperforming the average return of its peer group, the Morningstar Mid-Cap Growth category, which returned 6.39%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell Midcap® Growth Index	S&P MidCap 400 Growth Index
04/20	10,000	10,000	10,000	10,000
12/20	14,922	13,335	14,389	13,868
12/21	16,682	16,757	16,220	16,490
12/22	11,924	13,538	11,886	13,363
12/23	13,965	17,052	14,960	15,700
12/24	15,379	21,112	18,267	18,203
12/25	15,763	24,732	19,848	19,561

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	2.50%	1.10%	8.35%
Russell 3000® Index	17.15%	13.15%	17.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.84%
S&P MidCap 400 Growth Index	7.46%	7.12%	12.55%

AssetsNet	$ 86,896,664
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 663,578
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$86,896,664	76	69%	$663,578

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.6%
Registered Investments Companies	2.3%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Information Technology	25.7%
Industrials	22.0%
Consumer Discretionary	15.1%
Health Care	13.1%
Financials	7.7%
Communications Services	3.3%
U.S. Unaffiliated Registered Investment Companies	2.4%
Real Estate	2.2%
Energy	2.0%
Utilities	1.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Monolithic Power Systems, Inc.	2.6%
Howmet Aerospace, Inc.	2.3%
Hilton Worldwide Holdings, Inc.	2.2%
Amphenol Corporation	2.0%
AppLovin Corporation	2.0%
IDEXX Laboratories, Inc.	1.9%
EMCOR Group, Inc.	1.9%
Guidewire Software, Inc.	1.8%
Arista Networks, Inc.	1.8%
Ares Management Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Adviser implemented a contractual agreement with the Portfolio, through at least April 30, 2026, to waive certain fees associated with the Portfolio to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.89% from the previous annual rate of 0.85% of the average daily net assets of the Portfolio.

C000003828
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Mid Cap Index Portfolio earned a return of 7.23%, outperforming the average return of its peer group, the Morningstar Mid-Cap Blend category, which returned 6.98%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index
12/15	10,000	10,000	10,000
12/16	12,043	11,274	12,074
12/17	13,967	13,656	14,035
12/18	12,391	12,940	12,480
12/19	15,596	16,954	15,749
12/20	17,686	20,495	17,900
12/21	22,014	25,754	22,332
12/22	19,098	20,808	19,416
12/23	22,190	26,209	22,607
12/24	25,217	32,448	25,756
12/25	27,040	38,012	27,688

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.23%	8.86%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

AssetsNet	$ 720,213,251
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 1,386,619
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$720,213,251	403	15%	$1,386,619

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	100.0%
Short-Term Investments&lt;	0.1%

Major Market Sectors (% of Net Assets)

Industrials	23.6%
Financials	16.8%
Information Technology	14.1%
Consumer Discretionary	11.5%
Health Care	8.9%
Real Estate	6.4%
Materials	5.4%
Consumer Staples	4.3%
Energy	3.9%
Utilities	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Ciena Corporation	1.0%
Coherent Corporation	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc.	0.7%
United Therapeutics Corporation	0.7%
Pure Storage, Inc.	0.7%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corporation	0.6%
Illumina, Inc.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003827
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Mid Cap Stock Portfolio earned a return of 4.73%, underperforming the average return of its peer group, the Morningstar Mid-Cap Blend category, which returned 6.98%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P MidCap 400® Index	Russell Midcap® Index
12/15	10,000	10,000	10,000	10,000
12/16	12,871	11,274	12,074	11,380
12/17	15,316	13,656	14,035	13,487
12/18	13,637	12,940	12,480	12,265
12/19	17,204	16,954	15,749	16,012
12/20	20,935	20,495	17,900	18,750
12/21	26,967	25,754	22,332	22,984
12/22	22,123	20,808	19,416	19,004
12/23	25,263	26,209	22,607	22,278
12/24	27,860	32,448	25,756	25,697
12/25	29,178	38,012	27,688	28,420

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	4.73%	6.86%	11.30%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
Russell Midcap® Index	10.60%	8.67%	11.01%

AssetsNet	$ 1,775,310,050
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 12,314,827
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,775,310,050	65	64%	$12,314,827

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.5%
Short-Term Investments	2.5%

Major Market Sectors (% of Net Assets)

Industrials	21.9%
Financials	16.4%
Information Technology	13.3%
Health Care	11.2%
Consumer Discretionary	10.2%
Materials	5.4%
Real Estate	4.7%
Utilities	4.2%
Energy	4.1%
Consumer Staples	3.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.0%
Arch Capital Group, Ltd.	2.7%
Trimble, Inc.	2.6%
Expand Energy Corporation	2.5%
Rockwell Automation, Inc.	2.4%
First Industrial Realty Trust, Inc.	2.2%
M&T Bank Corporation	2.2%
Ally Financial, Inc.	2.2%
Garmin, Ltd.	2.1%
Mettler-Toledo International, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000218695
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Mid Cap Value Portfolio earned a return of 10.82%, outperforming the average return of its peer group, the Morningstar Mid-Cap Value category, which returned 7.78%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
04/20	10,000	10,000	10,000	10,000
12/20	13,293	13,335	13,175	13,544
12/21	17,398	16,757	16,909	17,696
12/22	16,488	13,538	14,874	16,469
12/23	18,683	17,052	16,765	19,003
12/24	20,499	21,112	18,956	21,229
12/25	22,718	24,732	21,051	22,838

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 4/29/2020
PortfolioFootnote Reference1	10.82%	11.31%	15.55%
Russell 3000® Index	17.15%	13.15%	17.29%
Russell Midcap® Value Index	11.05%	9.83%	14.01%
S&P MidCap 400 Value Index	7.58%	11.01%	15.66%

AssetsNet	$ 49,229,469
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 362,455
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$49,229,469	82	58%	$362,455

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.9%
Short-Term Investments	1.1%

Major Market Sectors (% of Net Assets)

Industrials	18.6%
Financials	18.1%
Information Technology	10.7%
Consumer Discretionary	8.3%
Utilities	7.8%
Materials	7.6%
Health Care	7.3%
Energy	6.8%
Real Estate	5.6%
Consumer Staples	5.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

M&T Bank Corporation	2.5%
U.S. Bancorp	2.4%
Crown Holdings, Inc.	2.1%
Hexcel Corporation	2.0%
Coterra Energy, Inc.	1.9%
Ralliant Corporation	1.9%
Nucor Corporation	1.9%
MSC Industrial Direct Company, Inc.	1.9%
MKS, Inc.	1.9%
Sysco Corporation	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003845
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Moderate Allocation Portfolio earned a return of 13.63%, outperforming the average return of its peer group, the Morningstar Moderate Allocation category, which returned 12.90%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000
12/16	10,889	10,786	11,196	10,265	10,450
12/17	12,300	13,372	13,640	10,628	13,291
12/18	11,754	12,113	13,042	10,629	11,404
12/19	13,957	15,335	17,149	11,556	13,857
12/20	15,851	17,828	20,304	12,423	15,333
12/21	17,863	21,133	26,132	12,232	16,533
12/22	14,972	17,252	21,399	10,641	13,887
12/23	17,395	21,082	27,025	11,229	16,056
12/24	19,681	24,769	33,786	11,369	16,945
12/25	22,363	30,302	39,827	12,199	22,432

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	13.63%	7.13%	8.38%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

AssetsNet	$ 8,775,753,054
Holdings Count | Holding	2,394
Advisory Fees Paid, Amount	$ 35,020,348
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,775,753,054	2,394	45%	$35,020,348

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	40.3%
Common Stock	27.8%
Short-Term InvestmentsFootnote Reference*	12.1%
U.S. Government & Agencies	6.0%
Mortgage-Backed Securities	5.3%
Corporate Bonds	5.1%
Private Equity Funds	1.6%
Collateralized Mortgage Obligations	1.2%
Asset-Backed Securities	0.5%
Commercial Mortgage-Backed Securities	0.3%
Foreign Government
Other Assets & Liabilities	(0.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	14.0%
Thrivent Global Stock Portfolio	7.6%
Thrivent International Equity Portfolio	4.6%
Thrivent Income Portfolio	3.0%
NVIDIA Corporation	2.5%
Thrivent Mid Cap Stock Portfolio	2.4%
Microsoft Corporation	1.9%
Thrivent Short-Term Bond Portfolio	1.8%
Apple, Inc.	1.7%
Thrivent Core Emerging Markets Debt Fund	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003834
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Moderately Aggressive Allocation Portfolio earned a return of 15.46%, outperforming the average return of its peer group, the Morningstar Moderately Aggressive Allocation category, which returned 14.71%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,023	10,786	11,196	10,265	10,450
12/17	12,874	13,372	13,640	10,628	13,291
12/18	12,115	12,113	13,042	10,629	11,404
12/19	14,794	15,335	17,149	11,556	13,857
12/20	16,926	17,828	20,304	12,423	15,333
12/21	19,692	21,133	26,132	12,232	16,533
12/22	16,263	17,252	21,399	10,641	13,887
12/23	19,125	21,082	27,025	11,229	16,056
12/24	21,839	24,769	33,786	11,369	16,945
12/25	25,216	30,302	39,827	12,199	22,432

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	15.46%	8.30%	9.69%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

AssetsNet	$ 8,026,630,977
Holdings Count | Holding	2,409
Advisory Fees Paid, Amount	$ 31,162,407
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,026,630,977	2,409	48%	$31,162,407

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	44.3%
Common Stock	31.6%
Short-Term InvestmentsFootnote Reference*	14.7%
U.S. Government & Agencies	2.7%
Mortgage-Backed Securities	2.6%
Corporate Bonds	2.3%
Private Equity Funds	1.4%
Collateralized Mortgage Obligations	0.5%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.4%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	12.3%
Thrivent Global Stock Portfolio	9.2%
Thrivent International Equity Portfolio	8.4%
Thrivent Mid Cap Stock Portfolio	3.6%
NVIDIA Corporation	2.6%
Thrivent Core Emerging Markets Equity Fund	2.1%
Thrivent Small Cap Stock Portfolio	2.1%
Microsoft Corporation	2.0%
Apple, Inc.	1.7%
Amazon.com, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003848
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Moderately Conservative Allocation Portfolio earned a return of 12.10%, outperforming the average return of its peer group, the Morningstar Moderately Conservative Allocation category, which returned 11.01%. The Portfolio’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Portfolio uses equity index futures to adjust market exposure and manage cash flows, which had a positive impact on performance for the year.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	MSCI All Country World Index - USD Net Returns	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index ex-USA - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000
12/16	10,724	10,786	11,196	10,265	10,450
12/17	11,745	13,372	13,640	10,628	13,291
12/18	11,357	12,113	13,042	10,629	11,404
12/19	13,081	15,335	17,149	11,556	13,857
12/20	14,434	17,828	20,304	12,423	15,333
12/21	15,472	21,133	26,132	12,232	16,533
12/22	13,193	17,252	21,399	10,641	13,887
12/23	14,788	21,082	27,025	11,229	16,056
12/24	16,036	24,769	33,786	11,369	16,945
12/25	17,975	30,302	39,827	12,199	22,432

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	12.10%	4.49%	6.04%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
MSCI All Country World Index ex-USA - USD Net Returns	32.39%	7.91%	8.41%

AssetsNet	$ 3,298,306,537
Holdings Count | Holding	2,310
Advisory Fees Paid, Amount	$ 14,539,023
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,298,306,537	2,310	34%	$14,539,023

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Registered Investment Companies	34.7%
Common Stock	17.8%
Short-Term InvestmentsFootnote Reference*	12.3%
U.S. Government & Agencies	11.0%
Mortgage-Backed Securities	9.7%
Corporate Bonds	9.3%
Collateralized Mortgage Obligations	2.4%
Private Equity Funds	1.3%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.6%
Foreign Government	0.1%
Other Assets & Liabilities	0.0%

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	10.6%
Thrivent Income Portfolio	5.6%
Thrivent International Equity Portfolio	3.4%
Thrivent Short-Term Bond Portfolio	3.2%
Thrivent Core Emerging Markets Debt Fund	2.9%
Thrivent High Yield Portfolio	2.1%
U.S. Treasury Notes	1.7%
Thrivent Mid Cap Stock Portfolio	1.6%
NVIDIA Corporation	1.5%
Thrivent Core Emerging Markets Equity Fund	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003847
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Money Market Portfolio earned a return of 4.06%, outperforming the average return of its peer group, the Morningstar Money Market-Taxable category, which returned 3.92%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
12/15	10,000	10,000
12/16	10,000	10,265
12/17	10,050	10,628
12/18	10,199	10,629
12/19	10,386	11,556
12/20	10,416	12,423
12/21	10,416	12,232
12/22	10,558	10,641
12/23	11,073	11,229
12/24	11,635	11,369
12/25	12,107	12,199

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	4.06%	3.05%	1.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

AssetsNet	$ 423,220,854
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,132,309
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$423,220,854	176	$1,132,309

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	47.1%
U.S. Treasury Debt	23.3%
Investment Company	12.7%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	8.6%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Other Funds Risk was added as a principal risk factor for the Portfolio because more than 5% of the Portfolio’s net assets were invested in unaffiliated registered investment companies at fiscal year end.

C000003846
Shareholder Report [Line Items]
Fund Name	Thrivent Multisector Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Multisector Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Multisector Bond Portfolio earned a return of 7.93%, underperforming the average return of its peer group, the Morningstar Multisector Bond category, which returned 8.40%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index
12/15	10,000	10,000	10,000	10,000
12/16	10,638	10,265	11,409	10,167
12/17	11,131	10,628	12,199	10,419
12/18	11,016	10,629	11,969	10,522
12/19	11,956	11,556	13,786	11,191
12/20	12,480	12,423	14,843	11,624
12/21	12,704	12,232	15,533	11,503
12/22	11,372	10,641	13,890	10,144
12/23	12,388	11,229	15,634	10,656
12/24	13,036	11,369	16,692	10,784
12/25	14,069	12,199	18,158	11,710

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	7.93%	2.43%	3.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%

AssetsNet	$ 172,252,188
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 887,511
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$172,252,188	1,599	52%	$887,511

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	13.0%
Collateralized Mortgage Obligations	12.7%
Financials	12.0%
Asset-Backed Securities	11.2%
U.S. Affiliated Registered Investment Companies	9.0%
U.S. Government & Agencies	6.1%
Consumer Non-Cyclical	4.8%
Consumer Cyclical	4.5%
Energy	4.1%
Technology	3.6%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	82.7%
Registered Investments Companies	10.8%
Short-Term Investments	5.3%
Preferred Stock	1.2%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.1
Non-Rated	15.8
D	0.0
C	0.1
CA	0.1
CAA	2.3
B	10.0
BA	13.8
BAA	18.2
A	10.2
AA	8.5
AAA	3.4
U.S. Gov't Guaranteed	15.6

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	9.0%
U.S. Treasury Notes	3.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
U.S. Treasury Notes	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent Opportunity Income Plus Portfolio to Thrivent Multisector Bond Portfolio to better reflect its investment strategies.

C000003838
Shareholder Report [Line Items]
Fund Name	Thrivent Real Estate Securities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Real Estate Securities Portfolio earned a return of 0.67%, underperforming the average return of its peer group, the Morningstar Real Estate category, which returned 1.25%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	FTSE Nareit All Equity REITs Index
12/15	10,000	10,000	10,000
12/16	10,750	11,274	10,863
12/17	11,390	13,656	11,805
12/18	10,786	12,940	11,328
12/19	13,800	16,954	14,575
12/20	13,061	20,495	13,828
12/21	18,561	25,754	19,539
12/22	13,809	20,808	14,664
12/23	15,209	26,209	16,330
12/24	15,698	32,448	17,133
12/25	15,804	38,012	17,522

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	0.67%	3.89%	4.68%
Russell 3000® Index	17.15%	13.15%	14.29%
FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%

AssetsNet	$ 132,564,498
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 1,053,424
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$132,564,498	126	107%	$1,053,424

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Major Market Sectors (% of Net Assets)

Health Care REITs	16.4%
Retail REITs	14.3%
Industrial REITs	13.3%
Telecom Tower REITs	9.8%
Data Center REITs	8.9%
Multi-Family Residential REITs	8.7%
Other Specialized REITs	6.6%
Self-Storage REITs	5.9%
Single-Family Residential REITs	4.5%
Mortgage REITs	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Welltower, Inc.	9.2%
Prologis, Inc.	8.7%
American Tower Corporation	6.0%
Equinix, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Digital Realty Trust, Inc.	3.9%
Realty Income Corporation	3.8%
Public Storage	3.0%
Ventas, Inc.	2.6%
Crown Castle, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Portfolio Turnover Rate Risk was added as a principal risk factor for the Portfolio because its portfolio turnover rate was higher than 100% for the fiscal year.

C000003844
Shareholder Report [Line Items]
Fund Name	Thrivent Short-Term Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Short-Term Bond Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Short-Term Bond Portfolio earned a return of 6.06%, outperforming the average return of its peer group, the Morningstar Short-Term Bond category, which returned 5.71%. The Portfolio’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 7.30% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit 1-3 Year Bond Index
12/15	10,000	10,000	10,000
12/16	10,284	10,265	10,128
12/17	10,553	10,628	10,214
12/18	10,661	10,629	10,377
12/19	11,167	11,556	10,795
12/20	11,615	12,423	11,155
12/21	11,646	12,232	11,102
12/22	11,160	10,641	10,693
12/23	11,873	11,229	11,186
12/24	12,539	11,369	11,673
12/25	13,299	12,199	12,297

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	6.06%	2.75%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Government/Credit 1-3 Year Bond Index	5.35%	1.97%	2.09%

AssetsNet	$ 653,626,792
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ 2,719,281
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$653,626,792	543	80%	$2,719,281

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	31.5%
Asset-Backed Securities	13.4%
Collateralized Mortgage Obligations	12.2%
U.S. Government & Agencies	8.6%
Consumer Non-Cyclical	6.3%
Consumer Cyclical	5.6%
Technology	4.4%
Energy	4.0%
Commercial Mortgage-Backed Securities	3.2%
Utilities	3.0%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	99.5%
Preferred Stock	0.3%
Short-Term Investments	0.2%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	10.7
D	0.0
C	0.0
CA	0.0
CAA	0.2
B	0.0
BA	3.4
BAA	37.4
A	19.2
AA	8.4
AAA	12.1
U.S. Gov't Guaranteed	8.6

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	2.2%
U.S. Treasury Notes	2.2%
U.S. Treasury Notes	1.8%
U.S. Treasury Notes	1.2%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.0%
PPM CLO 2, Ltd.	0.6%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
UBS Group AG	0.5%
Tricon Residential Trust	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective April 30, 2025, the Portfolio’s name was changed from Thrivent Limited Maturity Bond Portfolio to Thrivent Short-Term Bond Portfolio to better reflect its investment strategies.

C000200170
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Small Cap Growth Portfolio earned a return of 1.87%, underperforming the average return of its peer group, the Morningstar Small Growth category, which returned 7.82%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
04/18	10,000	10,000	10,000	10,000
12/18	9,113	9,425	8,776	9,332
12/19	11,702	12,349	11,276	11,304
12/20	18,182	14,928	15,181	13,520
12/21	20,353	18,759	15,611	16,579
12/22	15,690	15,156	11,497	13,084
12/23	17,236	19,090	13,642	15,322
12/24	19,105	23,635	15,709	16,797
12/25	19,463	27,687	17,753	17,699

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	Since Inception 4/27/2018
PortfolioFootnote Reference1	1.87%	1.37%	9.05%
Russell 3000® Index	17.15%	13.15%	14.17%
Russell 2000® Growth Index	13.01%	3.18%	7.75%
S&P SmallCap 600 Growth Index	5.37%	5.53%	7.59%

AssetsNet	$ 126,452,122
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,010,376
InvestmentCompanyPortfolioTurnover	118.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$126,452,122	86	118%	$1,010,376

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.5%
Registered Investments Companies	2.4%
Short-Term Investments	2.1%

Major Market Sectors (% of Net Assets)

Industrials	28.5%
Information Technology	25.3%
Health Care	16.8%
Consumer Discretionary	10.3%
Financials	8.0%
U.S. Unaffiliated Registered Investment Companies	2.4%
Consumer Staples	2.4%
Real Estate	2.2%
Materials	1.4%
Energy	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

BWX Technologies, Inc.	2.4%
Fabrinet	2.3%
Triumph Financial, Inc.	2.2%
RBC Bearings, Inc.	2.1%
JFrog, Ltd.	2.1%
Installed Building Products, Inc.	2.0%
Huron Consulting Group, Inc.	2.0%
Bel Fuse, Inc.	1.8%
Agilysys, Inc.	1.8%
Vita Coco Company, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  Effective December 31, 2025, Portfolio Turnover Rate Risk was added as a principal risk factor for the Portfolio because its portfolio turnover rate was higher than 100% for the fiscal year.

C000003853
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Small Cap Index Portfolio earned a return of 5.80%, underperforming the average return of its peer group, the Morningstar Small Blend category, which returned 9.55%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index
12/15	10,000	10,000	10,000
12/16	12,612	11,274	12,656
12/17	14,268	13,656	14,330
12/18	13,033	12,940	13,115
12/19	15,964	16,954	16,103
12/20	17,738	20,495	17,920
12/21	22,439	25,754	22,727
12/22	18,782	20,808	19,068
12/23	21,748	26,209	22,129
12/24	23,583	32,448	24,053
12/25	24,950	38,012	25,500

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	5.80%	7.06%	9.57%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%

AssetsNet	$ 1,035,878,207
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 2,022,567
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,035,878,207	608	30%	$2,022,567

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Registered Investments Companies	2.1%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Financials	18.1%
Industrials	16.7%
Information Technology	13.7%
Consumer Discretionary	13.1%
Health Care	11.9%
Real Estate	7.1%
Materials	5.2%
Energy	4.4%
Communications Services	2.9%
Consumer Staples	2.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

iShares Core S&P Small-Cap ETF	2.2%
Arrowhead Research Corporation	0.6%
Armstrong World Industries, Inc.	0.6%
InterDigital, Inc.	0.5%
Sanmina Corporation	0.5%
CareTrust REIT, Inc.	0.5%
Advanced Energy Industries, Inc.	0.5%
JBT Marel Corporation	0.5%
SiTime Corporation	0.5%
LKQ Corporation	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.

C000003852
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Portfolio	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform over the past 12 months?

For the 12 months ended December 31, 2025, Small Cap Stock Portfolio earned a return of 2.45%, underperforming the average return of its peer group, the Morningstar Small Blend category, which returned 9.55%. The Portfolio’s broad-based benchmark, Russell 3000® Index, earned a return of 17.15% over the same period.

The key factors that contributed to the Portfolio's performance over the past 12 months include:

Line Graph [Table Text Block]
	PortfolioFootnote Reference1	Russell 3000® Index	S&P SmallCap 600® Index	Russell 2000® Index
12/15	10,000	10,000	10,000	10,000
12/16	12,594	11,274	12,656	12,131
12/17	15,267	13,656	14,330	13,908
12/18	13,721	12,940	13,115	12,376
12/19	17,532	16,954	16,103	15,535
12/20	21,510	20,495	17,920	18,636
12/21	26,837	25,754	22,727	21,397
12/22	24,029	20,808	19,068	17,024
12/23	27,062	26,209	22,129	19,906
12/24	30,140	32,448	24,053	22,203
12/25	30,877	38,012	25,500	25,047

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
PortfolioFootnote Reference1	2.45%	7.50%	11.93%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%
Russell 2000® Index	12.81%	6.09%	9.62%

AssetsNet	$ 910,382,870
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 6,327,303
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$910,382,870	83	71%	$6,327,303

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.6%
Short-Term Investments	1.8%
Registered Investments Companies	1.6%

Major Market Sectors (% of Net Assets)

Industrials	18.7%
Financials	17.3%
Health Care	16.4%
Information Technology	14.2%
Consumer Discretionary	10.1%
Materials	6.5%
Consumer Staples	4.0%
Utilities	3.3%
Energy	3.2%
Real Estate	2.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Pegasystems, Inc.	2.3%
SharkNinja, Inc.	2.1%
BWX Technologies, Inc.	1.9%
Ivanhoe Mines, Ltd.	1.9%
Turning Point Brands, Inc.	1.8%
Triumph Financial, Inc.	1.8%
Penumbra, Inc.	1.8%
Moog, Inc.	1.8%
Old Republic International Corporation	1.8%
Fabrinet	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since December 31, 2024.  For more complete information, you may review the Portfolio's next prospectus which will be available at thriventportfolios.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Portfolio that need to be disclosed for the year ended December 31, 2025.